Schedule of Fair Value at the Grant Date (Details)	6 Months Ended			12 Months Ended
	Dec. 31, 2024 USD ($) shares Integer	Dec. 31, 2024 AUD ($) shares Integer $ / shares	Dec. 31, 2023 AUD ($)	Jun. 30, 2024 AUD ($) shares Integer $ / shares	Jun. 30, 2023 AUD ($) shares		Jun. 30, 2022 AUD ($) shares
IfrsStatementLineItems [Line Items]
Number of options issued | shares	34,194,000	34,194,000		216	31,272,343	[1]	2,200,000
Exercise Price | $ / shares
The total share-based payment expense recognized from the amortization | $		$ (1,261,489)	$ 96,655	$ 335,669	$ 780,235		$ 1,200,053
Director options [member]
IfrsStatementLineItems [Line Items]
Recognized in				Profit & Loss
Grant date				29/11/2022
Number of options issued | shares				5,750,000
Expiry date				30/11/2025
Vesting date				31/03/2023
Share price at grant date | $ / shares				$ 0.66
Exercise Price | $ / shares				$ 1.20
Expected Volatility				90.00%
Risk-Free Interest Rate				3.24%
Trinomial step | Integer				200
Early exercise factor				2.50
Fair value at grant date | shares				0.299
The total share-based payment expense recognized from the amortization | $				$ 549,174
Vesting terms				Continuous employment and, A$1bn project valuation
Consultant options [member]
IfrsStatementLineItems [Line Items]
Recognized in				Profit & Loss
Grant date				29/11/2022
Number of options issued | shares				2,500,000
Expiry date				30/11/2025
Vesting date				31/03/2023
Share price at grant date | $ / shares				$ 0.66
Exercise Price | $ / shares				$ 1.20
Expected Volatility				90.00%
Risk-Free Interest Rate				3.24%
Trinomial step | Integer				200
Early exercise factor				2.50
Fair value at grant date | shares				0.299
The total share-based payment expense recognized from the amortization | $				$ 249,624
Vesting terms				Continuous employment and, A$1bn project valuation
Director options one [member]
IfrsStatementLineItems [Line Items]
Recognized in				Profit & Loss
Grant date				29/11/2022
Number of options issued | shares				5,750,000
Expiry date				30/11/2025
Vesting date				30/11/2025
Share price at grant date | $ / shares				$ 0.66
Exercise Price | $ / shares				$ 1.20
Expected Volatility				90.00%
Risk-Free Interest Rate				3.24%
Trinomial step | Integer				200
Early exercise factor				2.50
Fair value at grant date | shares				0.299
The total share-based payment expense recognized from the amortization | $				$ 332,560
Vesting terms				Continuous employment and, A$1bn project valuation
Consultant options one [Member]
IfrsStatementLineItems [Line Items]
Recognized in				Profit & Loss
Grant date				29/11/2022
Number of options issued | shares				2,500,000
Expiry date				30/11/2025
Vesting date				30/11/2025
Share price at grant date | $ / shares				$ 0.66
Exercise Price | $ / shares				$ 1.20
Expected Volatility				90.00%
Risk-Free Interest Rate				3.24%
Trinomial step | Integer				200
Early exercise factor				2.50
Fair value at grant date | shares				0.299
The total share-based payment expense recognized from the amortization | $				$ 144,590
Vesting terms				Continuous employment and, A$1bn project valuation
Director options three [Member]
IfrsStatementLineItems [Line Items]
Recognized in				Profit & Loss
Grant date				29/11/2022
Number of options issued | shares				200,000
Expiry date				7/Oct/2023
Vesting date				29/11/2022
Share price at grant date | $ / shares				$ 0.66
Exercise Price | $ / shares				$ 2.20
Expected Volatility				90.00%
Risk-Free Interest Rate				3.18%
Trinomial step | Integer				200
Early exercise factor				2.5
Fair value at grant date | shares				0.0329
The total share-based payment expense recognized from the amortization | $				$ 3,009
Broker options [Member]
IfrsStatementLineItems [Line Items]
Recognized in	Equity	Equity		Equity
Grant date	24/07/2024	24/07/2024		16/09/2022
Number of options issued | shares	1,425,000	1,425,000		1,714,286
Expiry date	25/07/2028	25/07/2028		16/09/2025
Vesting date	24/07/2024	24/07/2024		16/09/2022
Share price at grant date | $ / shares		$ 6.92		$ 0.78
Exercise Price | $ / shares		$ 10.37		$ 0.91
Expected Volatility	85.00%	85.00%		90.00%
Risk-Free Interest Rate	4.12%	4.12%		3.45%
Trinomial step | Integer	200	200		200
Early exercise factor	2	2		2.5
Fair value at grant date | shares	2.85	2.85		0.3714
The total share-based payment expense recognized from the amortization	$ 74,386	$ 112,792		$ 636,670
Advisor options [Member]
IfrsStatementLineItems [Line Items]
Recognized in				Profit & Loss
Grant date				20/10/2021
Number of options issued | shares				500,000
Expiry date				07/10/2023
Vesting date				20/10/2021
Share price at grant date | $ / shares				$ 1.55
Exercise Price | $ / shares				$ 2.20
Expected Volatility				100.00%
Risk-Free Interest Rate				0.26%
Fair value at grant date | shares				0.66
The total share-based payment expense recognized from the amortization | $				$ 330,000
Advisor options one [member]
IfrsStatementLineItems [Line Items]
Recognized in				Profit & Loss
Grant date				20/10/2021
Number of options issued | shares				500,000
Expiry date				20/05/2023
Vesting date				20/10/2021
Share price at grant date | $ / shares				$ 1.55
Exercise Price | $ / shares				$ 1.25
Expected Volatility				100.00%
Risk-Free Interest Rate				0.26%
Fair value at grant date | shares				0.79
The total share-based payment expense recognized from the amortization | $				$ 395,000
Broker options one [member]
IfrsStatementLineItems [Line Items]
Recognized in	Equity	Equity		Equity
Grant date	24/09/2024	24/09/2024		27/09/2021
Number of options issued | shares	1,419,000	1,419,000		1,200,000
Expiry date	25/03/2029	25/03/2029		27/09/2023
Vesting date	24/09/2024	24/09/2024		27/09/2021
Share price at grant date | $ / shares		$ 5		$ 1.45
Exercise Price | $ / shares		$ 9.80		$ 2.20
Expected Volatility	85.00%	85.00%		100.00%
Risk-Free Interest Rate	3.49%	3.49%		0.26%
Trinomial step | Integer	200	200
Early exercise factor	2	2
Fair value at grant date | shares	1.97	1.97		0.61
The total share-based payment expense recognized from the amortization	$ 23,650	$ 68,098		$ 732,000

[1]	For every two options exercised at A$0.70, holder will receive an option to purchase one additional ordinary share at an exercise price of A$1.00, with an expiry date of June 30, 2025.